VANECK VECTORS ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

August 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 79.7%
Energy: 76.1%
115,385	Antero Midstream Corp.	$781,156
26,218	Cheniere Energy, Inc. *	1,364,647
63,253	Enbridge, Inc.	2,025,361
76,514	EnLink Midstream LLC	228,777
165,834	Equitrans Midstream Corp.	1,704,774
59,745	Gibson Energy, Inc. (CAD)	1,087,855
117,531	Inter Pipeline Ltd. (CAD)	1,240,773
70,799	Keyera Corp. (CAD)	1,292,929
105,496	Kinder Morgan, Inc.	1,457,955
33,428	ONEOK, Inc.	918,601
57,510	Pembina Pipeline Corp.	1,422,797
81,793	Plains GP Holdings LP	597,907
50,094	Targa Resources Corp.	852,099
44,931	TC Energy Corp.	2,096,480
82,348	Williams Cos, Inc.	1,709,545
		18,781,656
Transportation: 3.6%
31,110	Macquarie Infrastructure Corp.	871,702
Total Common Stocks (Cost: $24,603,677)		19,653,358
MASTER LIMITED PARTNERSHIPS: 19.3%
Energy: 19.3%
4,481	Cheniere Energy Partners LP	162,167
8,035	DCP Midstream LP	101,803
130,921	Energy Transfer LP	840,513
54,057	Enterprise Products Partners LP	949,241
22,884	Magellan Midstream Partners LP	869,821
45,777	MPLX LP	836,346
7,784	NuStar Energy LP	105,473
5,338	Phillips 66 Partners LP	143,699
46,799	Plains All American Pipeline LP	331,337
11,951	Shell Midstream Partners LP	124,171
3,584	TC PipeLines LP	108,846
20,755	Western Midstream Partners LP	188,248
Total Master Limited Partnerships (Cost: $6,876,302)		4,761,665
Total Investments: 99.0% (Cost: $31,479,979)		24,415,023
Other assets less liabilities: 1.0%		256,335
NET ASSETS: 100.0%		$24,671,358

Definitions:

CAD	Canadian Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	96.4%	$23,543,321
Industrials	3.6	871,702
	100.0%	$24,415,023